Loans and Financing	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Loans and Financing
19.	LOANS AND FINANCING
See accounting policy in Note 2.3.3.

Purpose of the loan (Unaudited)	Currency	Interest rate - %	Maturity			12.31.2024	12.31.2023
Property, plant and equipment
	US$	SIFMA	2025- 35			20.0	20.5
Guaranteed Notes
	US$	5.40% p.a.	2027			533.2	532.9
	US$	6.95% p.a.	2028			491.9	491.2
	US$	7.00% p.a.	2030			761.7	760.3
Working capital
	R$	CDI + 2.60% p.a.	2026			3.3	4.3
	Euro	3.96% p.a. a 4.52% p.a.	2024- 25			22.0	30.7
	Euro	Euribor 1M + 1.40% p.a.	2025			—	2.9
	Euro	Euribor 12M + 1.31% p.a.	2024- 26			1.2	2.3
	US$	SOFR 6M + 0.50% p.a.	2025			10.7	22.4
	US$	SOFR 6M + 2.60%	2027	(i	)	—	102.4
	US$	4.35% p.a. a 4.50% p.a.	2024- 30			26.0	25.2
	US$	SOFR 6M + 0.75% p.a.	2024- 31			66.8	57.6
Export financing
	US$	5.92% p.a.	2026			30.5	30.5
	US$	5.49% p.a.	2027			372.7	401.0
	US$	5.44% p.a.	2028	(ii	)	—	170.0
	US$	4.99% p.a.	2028	(ii	)	—	30.5
	US$	SOFR 12M + 1.77%	2028	(i	)	—	165.8
Projects
	R$	4.55% p.a.	2026- 35			13.0	13.2
	R$	TR + 2.20% p.a.	2029- 40			7.4	—
	US$	5.30% p.a. a 5.77% p.a.	2027- 35			69.8	12.7
	US$	SOFR 3M + 3.90% p.a.	2028			50.0	—
	US$	5.69% p.a.	2029- 40			0.9	—
Others
	US$	10.50% p.a.	2028			10.0	10.0

Total						2,491.1	2,886.4

Current						113.8	127.1
Non-current						2,377.3	2,759.3

(i)	In March 2024, the Company early settled these loans.
(ii)
In December 2024, the Company made the full early settlement of the contract with BNDES due in
2028
for the total amount of US$
202.2
.
No
additional costs were incurred on this amount to make the advance payment.

As of December 31, 2024, the maturity schedule for loans and financing classified as non-current
is:

2026	49.4
2027	941.3
2028	537.0
Thereafter	849.6

2,377.3

19.1 Guarantees
As a guarantee for part of the Company’s financing, properties, improvements, machinery, equipment, and bank guarantees were offered in the total amount of US$ 705.1 (2023: US$ 799.8). For the financing of subsidiaries, guarantees were obtained
in the form of financial guarantees and endorsement from Embraer, which totaled the amount of US$ 1,941.5 (2023: US$ 1,998.9).
19.2 Covenants
Certain loans and financing contracts are subject to
non-financial
covenants, including restrictions on the creation of new liens on assets, significant changes in the Company’s share control, significant disposal of assets and payment of dividends exceeding the minimum required by law in case of default on financings and in transactions with its subsidiaries. As of December 31, 2024, the Company complied with these non-financial
covenants related to its loans and financing.
Currently, Embraer has one financing subject to financial covenant, which was entered into BNDES in December 2022. As of December 31, 2024, Embraer complied with the restrictive clause. The next mandatory assessment of the financial indicator will take place at the end of 2025.